Asset Acquisition (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	6 Months Ended
	Jul. 22, 2020 USD ($) shares	Jul. 22, 2020 CNY (¥) shares	May 31, 2021 $ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 CNY (¥) shares	Sep. 30, 2025 CNY (¥)
Asset Acquisition [Line Items]
Ordinary shares redeemable (in Shares)			20,861
Redeemable price per share | $ / shares			$ 401.5
Contingent liabilities				$ 23,200	¥ 160,034	¥ 165,161
Ordinary Shares [Member]
Asset Acquisition [Line Items]
Ordinary shares fall in classification of liability				57,786	57,786
Great Alliance Coliving Limited and its Affiliates [Member]
Asset Acquisition [Line Items]
Shares after share consolidation	128,589	128,589	186,376
Price per share | $ / shares			$ 401.4
Class A Ordinary Shares [Member]
Asset Acquisition [Line Items]
Ordinary shares oblige (in Shares)			57,786
Ordinary shares redeemable (in Shares)			57,786
Ordinary shares subject to make-whole cash-settled provision (in Shares)				57,786
Shares subject to redemption (in Shares)				20,861	20,861
Great Alliance Coliving Limited [Member]
Asset Acquisition [Line Items]
Consideration of cash	$ 29,000	¥ 205,306